John Hancock
Alternative Asset Allocation Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Affiliated investment companies (A) 69.9%		$329,139,296
(Cost $299,429,044)
Absolute return strategies 31.7%		149,282,960
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	3,018,957	31,336,771
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,072,421	23,190,385
Diversified Macro, Class NAV, JHIT (Graham)	3,959,824	37,697,529
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	5,775,129	57,058,275
Alternative investment approaches 30.8%		145,140,156
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,163,651	54,502,190
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	3,592,296	35,455,965
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	4,823,601	55,182,001
Alternative markets 7.4%		34,716,180
Infrastructure, Class NAV, JHIT (Wellington)	1,496,439	22,192,191

Invesco DB Gold Fund (B)(C)	227,953	12,523,989
Unaffiliated investment companies 30.0%		$140,972,431
(Cost $123,061,739)
Absolute return strategies 15.0%		70,699,371
Calamos Market Neutral Income Fund	995,533	14,176,395
IQ Merger Arbitrage ETF (E)	541,303	18,122,824
The Arbitrage Fund, Class I	2,821,466	38,400,152
Alternative investment approaches 11.2%		52,366,070
JPMorgan Hedged Equity Fund	2,024,983	52,366,070
Alternative markets 3.8%		17,906,990
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	643,344	12,455,140
Vanguard Real Estate ETF	54,584	5,451,850

	Yield (%)	Shares	Value
Short-term investments 2.3%			$10,570,397
(Cost $10,570,099)
Short-term funds 2.3%			10,570,397
John Hancock Collateral Trust (F)	0.0241(G)	1,023,918	10,244,399
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(G)	325,998	325,998

Total investments (Cost $433,060,882) 102.2%	$480,682,124
Other assets and liabilities, net (2.2%)	(10,132,517)
Total net assets 100.0%	$470,549,607

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $10,039,316.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-21.

2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Subadvisors of Affiliated Underlying Funds
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	3,018,957	$23,151,965	$10,574,757	$(1,757,606)	$182,835	$(815,180)	—	—	$31,336,771
Alternative Risk Premia	—	26,554,507	1,080,965	(27,588,266)	(5,248,400)	5,201,194	$9,170	—	—
Diversified Macro	3,959,824	37,189,046	3,205,594	(2,799,805)	(158,988)	261,682	812,055	—	37,697,529
Infrastructure	1,496,439	22,603,789	1,576,849	(5,823,778)	628,249	3,207,082	270,723	$102,654	22,192,191
John Hancock Collateral Trust	1,023,918	4,960,751	77,573,701	(72,287,682)	3,690	(6,061)	30,858	—	10,244,399
Multi-Asset Absolute Return	5,775,129	53,222,920	5,051,084	(5,003,723)	(375,619)	4,163,613	490,529	—	57,058,275
Seaport Long/Short	4,163,651	60,117,066	5,063,995	(14,806,267)	1,616,482	2,510,914	—	2,186,187	54,502,190
Short Duration Credit Opportunities	3,592,296	35,265,044	1,410,283	(2,343,609)	32,664	1,091,583	641,581	—	35,455,965
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	4,823,601	$54,540,666	$1,816,112	$(3,369,886)	$144,621	$2,050,488	$1,045,017	—	$55,182,001
					$(3,174,466)	$17,665,315	$3,299,933	$2,288,841	$303,669,321
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended May 31, 2021, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	2,072,421	$23,059,268	$823,983	$(4,551,319)	$73,662	$3,784,791	—	—	$23,190,385
Invesco DB Gold Fund	227,953	10,475,808	4,417,411	(1,993,896)	314,418	(689,752)	—	—	12,523,989
					$388,080	$3,095,039	—	—	$35,714,374
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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